INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 606,429	$ 731,901
Goods in process	838,403	975,553
Finished goods	313,257	396,401
Goods in transit	302,302	116,610
Obsolescence allowance (Note 18)	(58,610)	(62,167)
Inventories, net	$ 2,001,781	$ 2,158,298	$ 2,689,829	$ 2,550,930